PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets
The following table presents prepaid expenses and other current assets balances (in thousands):

	December 31,
	2022	2021
Prepaid expenses and other current assets:
Prepaid MedCenter inventory	$1,359	$1,050
Prepaid insurance	921	509
Other	289	414
Total prepaid expenses and other current assets	$2,569	$1,973